Accounts payables and accrued liabilities (Details) - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 58.6	$ 51.4
Accrued liabilities	83.0	86.8
Employee benefits	46.5	31.6
Derivative financial instruments	2.8	2.6
Other payables	23.1	14.3
Accounts payable and accrued liabilities	$ 214.0	$ 186.7